Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 1,482	$ 3,018	$ 3,179
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		22,374	(14,553)	(20,978)
Other non-investment and non-cash assets		6,429	2,658	(7,185)
Policyholder liabilities (including unallocated surplus of with-profits funds)		(29,208)	9,095	27,670
Other liabilities (including operational borrowings)		15	16	155
Investment income and interest payments included in profit before tax		(4,037)	(3,738)	(2,931)
Operating cash items:
Interest receipts		2,689	2,328	1,833
Interest payments		(16)	(11)	(25)
Dividend receipts		1,523	1,480	1,305
Tax paid		(449)	(453)	(551)
Other non-cash items		276	438	301
Net cash flows from operating activities	[2]	1,078	278	2,773
Cash flows from investing activities
Purchases of property, plant and equipment		(34)	(36)	(57)
Proceeds from disposal of property, plant and equipment				6
Acquisition of businesses and intangibles	[3]	(298)	(773)	(1,142)
Disposal of Jackson shares	[3]	293	83
Net cash flows from investing activities		(39)	(726)	(1,193)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[4]	346	995	983
Redemption of debt	[4]	(2,075)	(1,250)
Interest paid	[4]	(204)	(314)	(294)
Payment of principal portion of lease liabilities		(101)	(118)	(128)
Equity capital:
Issues of ordinary share capital		(4)	2,382	13
External dividends:
Dividends paid to equity holders of the Company		(474)	(421)	(814)
Dividends paid to non-controlling interests		(8)	(9)	(18)
Net cash flows from financing activities		(2,520)	1,265	(258)
Net (decrease) increase in cash and cash equivalents from continuing operations		(1,481)	817	1,322
Net decrease in cash and cash equivalents from discontinued US operations			(1,621)	(339)
Cash and cash equivalents at beginning of year		7,170	8,018	6,965
Effect of exchange rate changes on cash and cash equivalents		(175)	(44)	70
Cash and cash equivalents at end of year		$ 5,514	$ 7,170	$ 8,018

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Included in net cash flows from operating activities are dividends from joint ventures and associates of $112 million (2021: $175 million; 2020: $118 million).
[3]	Net cash flows from other investing activities include amounts paid for distribution rights and cash flows arising from the sale of subsidiaries, joint ventures and associates and investments that do not form part of the Group’s operating activities
[4]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.